                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2008

Check here if Amendment [ ]: Amendment Number _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TDAM USA Inc.
Address: Canada Trust Tower, BCE Place, 161 Bay Street, 35th Floor, Toronto,
         Ontario, M5J 2T2

Form 13F File Number: 28-05929

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:  Barbara Callbeck
     Title: Managing Director
     Phone: 416-308-5346

     Signature, Place, and Date of Signing:


     Barbara Callbeck                   Toronto, Ontario   August 12th, 2008
     [Signature]                        [City, State]      [Date]

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report summary:

     Number of Other Included Managers:               One(1)

     Form 13F Information Table Entry Total:          125

     Form 13F Information Table Value Total:   US$400,505
                                               (thousands)

LIST OF OTHER INCLUDED MANAGERS:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name
---   --------------------         ----
1     __________________________   Toronto Dominion Investments, Inc.

                                                               AMOUNT OF                      VOTING
                                                        VALUE   SECURITY INVESTMENT   OTHER  AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)    (SH)   DISCRETION MANAGERS   (SOLE)
---------------------------- -------------- --------- -------- --------- ---------- -------- ---------
3M CO                        COM            88579Y101      289     4,160   Defined      1        4,160
ABBOTT LABS                  COM            002824100      250     4,725   Defined      1        4,725
ABBOTT LABS                  COM            002824100    1,271    24,000    Sole                24,000
AETNA INC NEW                COM            00817Y108    1,013    25,000    Sole                25,000
AGNICO EAGLE MINES LTD       COM            008474108      369     4,900    Sole                 4,900
ALCOA INC                    COM            013817101      302     8,470   Defined      1        8,470
APACHE CORP                  COM            037411105      201     1,447   Defined      1        1,447
AT&T INC                     COM            00206R102      397    11,788   Defined      1       11,788
AUTOMATIC DATA PROCESSING IN COM            053015103   10,266   245,000    Sole               245,000
BANK NOVA SCOTIA HALIFAX     COM            064149107      938    20,400    Sole                20,400
BANK OF AMERICA CORPORATION  COM            060505104    3,900   163,400    Sole               163,400
BANK OF NEW YORK MELLON CORP COM            064058100   15,376   406,444    Sole               406,444
BANK OF NEW YORK MELLON CORP COM            064058100      227     5,995   Defined      1        5,995
BARCLAYS PLC                 ADR            06738E204      322    13,900    Sole                13,900
BAYTEX ENERGY TR             TRUST UNIT     073176109      240     7,000    Sole                 7,000
BERKSHIRE HATHAWAY INC DEL   CL B           084670207      217        54    Sole                    54
BHP BILLITON LTD             SPONSORED ADR  088606108      436     5,115   Defined      1        5,115
BIOVAIL CORP                 COM            09067J109      111    11,300    Sole                11,300
BUNGE LIMITED                COM            G16962105      215     2,000    Sole                 2,000
CAE INC                      COM            124765108      225    19,800    Sole                19,800
CAMECO CORP                  COM            13321L108      586    13,580   Defined      1       13,580
CANADIAN NAT RES LTD         COM            136385101      408     4,100    Sole                 4,100
CANADIAN NAT RES LTD         COM            136385101      741     7,460   Defined      1        7,460
CANADIAN NATL RY CO          COM            136375102      314     6,500    Sole                 6,500
CANADIAN NATL RY CO          COM            136375102      683    14,144   Defined      1       14,144
CDN IMPERIAL BK OF COMMERCE  COM            136069101      431     7,800    Sole                 7,800
CINTAS CORP                  COM            172908105    6,893   260,000    Sole               260,000
CISCO SYS INC                COM            17275R102      405    17,420   Defined      1       17,420
CITIGROUP INC                COM            172967101    4,518   269,600    Sole               269,600
COEUR D ALENE MINES CORP IDA COM            192108108      134    46,079    Sole                46,079
COLGATE PALMOLIVE CO         COM            194162103      458     6,635   Defined      1        6,635
COLGATE PALMOLIVE CO         COM            194162103    8,396   121,500    Sole               121,500
COMCAST CORP NEW             CL A SPL       20030N200      189    10,094   Defined      1       10,094
COMCAST CORP NEW             CL A           20030N101    4,686   247,000    Sole               247,000
CORPORATE EXECUTIVE BRD CO   COM            21988R102      252     6,000    Sole                 6,000
CREDIT SUISSE GROUP          SPONSORED ADR  225401108      203     4,470   Defined      1        4,470
CREDIT SUISSE GROUP          SPONSORED ADR  225401108    5,274   116,400    Sole               116,400
CRYSTALLEX INTL CORP         COM            22942F101       31    28,500    Sole                28,500
CVS CAREMARK CORPORATION     COM            126650100      356     9,000   Defined      1        9,000
CVS CAREMARK CORPORATION     COM            126650100    1,385    35,000    Sole                35,000
DENISON MINES CORP           COM            248356107      392    44,640    Sole                44,640
DIAGEO P L C                 SPON ADR NEW   25243Q205   16,303   220,700    Sole               220,700
ENCANA CORP                  COM            292505104    1,012    11,000    Sole                11,000
EXXON MOBIL CORP             COM            30231G102      735     8,345   Defined      1        8,345
FREEPORT-MCMORAN COPPER & GO COM            35671D857      488     4,160   Defined      1        4,160
GENERAL ELECTRIC CO          COM            369604103      491    18,380   Defined      1       18,380
GENWORTH FINL INC            COM CL A       37247D106    3,608   202,600    Sole               202,600
GENZYME CORP                 COM            372917104      864    12,000    Sole                12,000
GERDAU AMERISTEEL CORP       COM            37373P105      243    12,500    Sole                12,500
GOLDCORP INC NEW             COM            380956409      547    11,800    Sole                11,800
HALLIBURTON CO               COM            406216101      236     4,445   Defined      1        4,445
HOME DEPOT INC               COM            437076102    6,056   258,600    Sole               258,600
IAMGOLD CORP                 COM            450913108      132    21,900    Sole                21,900
ILLINOIS TOOL WKS INC        COM            452308109    9,702   204,200    Sole               204,200
IMPERIAL OIL LTD             COM NEW        453038408      554    10,000    Sole                10,000
INTEL CORP                   COM            458140100      420    19,532   Defined      1       19,532
INTERNATIONAL BUSINESS MACHS COM            459200101      242     2,039   Defined      1        2,039
ISHARES INC                  MSCI JAPAN     464286848      577    46,195   Defined      1       46,195
ISHARES TR                   MSCI EAFE IDX  464287465    1,253    18,240   Defined      1       18,240
ITT EDUCATIONAL SERVICES INC COM            45068B109      231     2,800    Sole                 2,800
JACKSON HEWITT TAX SVCS INC  COM            468202106      159    13,000    Sole                13,000
JOHNSON & JOHNSON            COM            478160104      394     6,125   Defined      1        6,125
JOHNSON & JOHNSON            COM            478160104   15,480   240,600    Sole               240,600
JP MORGAN CHASE & CO         COM            46625H100    9,675   282,000    Sole               282,000
KRAFT FOODS INC              CL A           50075N104   10,071   354,000    Sole               354,000
LEVEL 3 COMMUNICATIONS INC   COM            52729N100       58    19,600    Sole                19,600
MAGNA INTL INC               CL A           559222401      245     4,100    Sole                 4,100
MANULIFE FINL CORP           COM            56501R106    1,064    30,265   Defined      1       30,265
MANULIFE FINL CORP           COM            56501R106      429    12,200    Sole                12,200
MARSHALL & ILSLEY CORP NEW   COM            571837103    3,670   239,399    Sole               239,399
MCGRAW HILL COS INC          COM            580645109    2,584    64,400    Sole                64,400
MEDTRONIC INC                COM            585055106    5,977   115,500    Sole               115,500
MERCK & CO INC               COM            589331107    5,918   157,020    Sole               157,020
METLIFE INC                  COM            59156R108   15,462   293,000    Sole               293,000

MICROSOFT CORP               COM            594918104      504    18,325   Defined      1       18,325
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR  606822104      114    12,914   Defined      1       12,914
MORGAN STANLEY               COM NEW        617446448    2,355    65,300    Sole                65,300
NAM TAI ELECTRS INC          COM PAR $0.02  629865205      177    13,500    Sole                13,500
NOKIA CORP                   SPONSORED ADR  654902204      265    10,812   Defined      1       10,812
NOVARTIS A G                 SPONSORED ADR  66987V109      208     3,785   Defined      1        3,785
NOVARTIS A G                 SPONSORED ADR  66987V109   13,854   251,700    Sole               251,700
PACER INTL INC TENN          COM            69373H106      267    12,400    Sole                12,400
PEPSICO INC                  COM            713448108      446     7,015   Defined      1        7,015
PEPSICO INC                  COM            713448108    9,189   144,500    Sole               144,500
PETSMART INC                 COM            716768106    6,184   309,968    Sole               309,968
PHILIP MORRIS INTL INC       COM            718172109      296     6,000    Sole                 6,000
POTASH CORP SASK INC         COM            73755L107      571     2,450    Sole                 2,450
POTASH CORP SASK INC         COM            73755L107      480     2,060   Defined      1        2,060
PRICE T ROWE GROUP INC       COM            74144T108    3,129    55,416    Sole                55,416
PROCTER & GAMBLE CO          COM            742718109      551     9,065   Defined      1        9,065
PROCTER & GAMBLE CO          COM            742718109   14,150   232,700    Sole               232,700
QUEST DIAGNOSTICS INC        COM            74834L100   11,008   227,100    Sole               227,100
RESEARCH IN MOTION LTD       COM            760975102      437     3,700    Sole                 3,700
ROGERS COMMUNICATIONS INC    CL B           775109200      834    21,395   Defined      1       21,395
ROYAL BK CDA MONTREAL QUE    COM            780087102      325     7,200    Sole                 7,200
SCHEIN HENRY INC             COM            806407102   11,096   215,172    Sole               215,172
STAPLES INC                  COM            855030102    1,948    82,000    Sole                82,000
STRYKER CORP                 COM            863667101   11,413   181,500    Sole               181,500
SUN LIFE FINL INC            COM            866796105      677    16,380   Defined      1       16,380
SUNCOR ENERGY INC            COM            867229106      794    13,600    Sole                13,600
SYSCO CORP                   COM            871829107   12,809   465,600    Sole               465,600
TALISMAN ENERGY INC          COM            87425E103      226    10,170   Defined      1       10,170
TECK COMINCO LTD             CL B           878742204      557    11,500    Sole                11,500
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   13,374   292,000    Sole               292,000
THOMSON REUTERS CORP         COM            884903105      396    12,200    Sole                12,200
TIM HORTONS INC              COM            88706M103      285     9,900    Sole                 9,900
TIME WARNER INC              COM            887317105    1,658   112,000    Sole               112,000
TLC VISION CORP              COM            872549100       10    10,000    Sole                10,000
TOTAL S A                    SPONSORED ADR  89151E109      252     2,955   Defined      1        2,955
TYCO INTL LTD BERMUDA        SHS            G9143X208    6,086   152,000    Sole               152,000
UNITED TECHNOLOGIES CORP     COM            913017109    9,360   151,700    Sole               151,700
UNITED TECHNOLOGIES CORP     COM            913017109      490     7,935   Defined      1        7,935
UNITEDHEALTH GROUP INC       COM            91324P102    4,410   168,000    Sole               168,000
US BANCORP DEL               COM NEW        902973304   11,247   403,250    Sole               403,250
WACHOVIA CORP NEW            COM            929903102    1,669   107,500    Sole               107,500
WAL MART STORES INC          COM            931142103    1,034    18,400    Sole                18,400
WALGREEN CO                  COM            931422109   13,466   414,200    Sole               414,200
WELLS FARGO & CO NEW         COM            949746101    7,766   327,000    Sole               327,000
WPP GROUP PLC                SPON ADR 0905  929309409   11,132   232,800    Sole               232,800
WYETH                        COM            983024100      469     9,779   Defined      1        9,779
WYETH                        COM            983024100    4,316    90,000    Sole                90,000
YAMANA GOLD INC              COM            98462Y100      536    32,056    Sole                32,056
YUM BRANDS INC               COM            988498101    8,372   238,600    Sole               238,600
ZIMMER HLDGS INC             COM            98956P102      266     3,915   Defined      1        3,915
ZIMMER HLDGS INC             COM            98956P102   10,868   159,700    Sole               159,700
----------------------------                          --------
                         125                           400,505
----------------------------                          --------